Commitments & Contingencies - Additional Information (Detail) - USD ($)	Mar. 26, 2021	Mar. 31, 2021	Feb. 01, 2021
Loss Contingencies [Line Items]
Deferred underwriting fees payable		$ 14,572,044
Over-Allotment Option
Loss Contingencies [Line Items]
Additional number of shares purchased	6,000,000
IPO
Loss Contingencies [Line Items]
Sale of stock, price per share	$ 10
IPO | Class A Common Stock
Loss Contingencies [Line Items]
Additional number of shares issued	1,634,412
Sale of stock, price per share	$ 10.00
Sale of stock, number of shares issued in transaction	41,634,412
Underwriting discount, price per share			$ 0.20
Underwriting discount			$ 8,000,000.0
Deferred underwriting commissions, per share			$ 0.35
Deferred underwriting commissions			$ 14,000,000.0
IPO, Including Over-Allotment Option | Class A Common Stock
Loss Contingencies [Line Items]
Underwriting discount			9,200,000
Deferred underwriting commissions			$ 16,100,000